Significant Events - Summary of Financial Impacts of Samarco Dam Failure (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income statement
Other income	$ 1,398	$ 380	$ 720
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(32,371)	(30,871)	(25,453)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense	(515)	(2,507)	(482)
Fair value change on forward exchange derivatives	29	(87)	(393)
Loss from operations	(330)	(4,338)	(1,447)
Net finance costs	(969)	(1,223)	(858)
Loss before taxation	(620)	(4,423)	(1,540)
Income tax expense	(10,737)	(10,616)	(4,197)
Loss after taxation	(1,074)	(5,480)	(1,301)
Balance sheet movement
Trade and other payables	(727)	(1,149)	589
Cash flow statement
Loss before taxation	(620)	(4,423)	(1,540)
Adjustments for:
Samarco impairment expense	515	2,507	482
Fair value change on forward exchange derivatives	(29)	87	393
Proceeds of cash management related instruments	378	(401)	85
Net finance costs	969	1,223	858
Changes in assets and liabilities:
Trade and other payables	727	1,149	(589)
Net operating cash flows	32,174	27,234	15,706
Net investing cash flows	(6,959)	(7,845)	(7,616)
Samarco dam failure [member]
Income statement
Other income		34	489
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(66)	(46)	(64)
Loss from equity accounted investments, related impairments and expenses:
Samarco impairment expense		(111)	(95)
Samarco Germano dam decommissioning	68	(15)	46
Samarco dam failure provision	(663)	(1,000)	(459)
Fair value change on forward exchange derivatives	(81)	136
Loss from operations	(742)	(1,002)	(83)
Net finance costs	(290)	(85)	(93)
Loss before taxation	(1,032)	(1,087)	(176)
Income tax expense	(31)	(71)
Loss after taxation	(1,063)	(1,158)	(176)
Balance sheet movement
Trade and other payables	(1)	(5)	(5)
Derivatives	(160)	136
Tax liabilities	(31)	(71)
Provisions	(629)	(741)	(137)
Net liabilities	(821)	(681)	(142)
Cash flow statement
Loss before taxation	(1,032)	(1,087)	(176)
Adjustments for:
Samarco impairment expense		111	95
Samarco Germano dam decommissioning	(68)	15	(46)
Samarco dam failure provision	663	1,000	459
Fair value change on forward exchange derivatives	81	(136)
Proceeds of cash management related instruments	79
Net finance costs	290	85	93
Changes in assets and liabilities:
Trade and other payables	1	5	5
Net operating cash flows	14	(7)	430
Net investment and funding of equity accounted investments	(256)	(470)	(464)
Net investing cash flows	(256)	(470)	(464)
Net decrease in cash and cash equivalents	$ (242)	$ (477)	$ (34)